Provision for Silicosis Settlement (Tables)	12 Months Ended
Jun. 30, 2020
Other provisions, contingent liabilities and contingent assets [Abstract]
Reconciliation of the Total Provision for the Silicosis Settlement
The following is a reconciliation of the total provision for environmental rehabilitation:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	3 054	3 309
Change in estimate - Balance sheet[1]	(48)	(439)
Change in estimate - Income statement	47	33
Utilisation of provision	(47)	(86)
Time value of money and inflation component of rehabilitation costs	194	208
Transfer	—	37
Translation	208	(8)

Balance at end of year	3 408	3 054
1 In 2019 the biggest contributor was Moab Khotsong where a decrease of R240 million was recognised while movement in 2020 is minimal.

The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	942	925
Change in estimate	36	(62)
Time value of money and inflation component	69	79
Payments to Tshiamso Trust and claimant attorneys	(155)	—

Balance at end of year	892	942

Current portion of silicosis settlement provision	175	—
Non-current portion of silicosis settlement provision	717	942

Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions
The impact of a reasonable change in certain key assumptions would increase or decrease the provision amount by the following amounts:

	SA Rand
Figures in million	2020	2019

Effect of an increase in the assumption:

Change in benefit take-up rate[1]	72	66
Change in silicosis prevalence[2]	72	66
Change in disease progression rates[3]	36	33

Effect of a decrease in the assumption:

Change in benefit take-up rate[1]	(72)	(66)
Change in silicosis prevalence[2]	(72)	(66)
Change in disease progression rates[3]	(36)	(33)

[1]	Change in benefit take-up rate: the take-up rate does not affect the legal cost allocation, but a 10% change results in a proportionate change in the other values.

[2]
Change in the silicosis prevalence: the assumptions that will result in a change in the estimated number of cases are either a 10% change in the assumed labour number or a 10% change in the disease risk.

[3]	Change in disease progression rates: a 10% shorter/longer disease progression period was used. This assumption is not applicable to the dependant or TB classes.